Discontinued Operations and Assets and Liabilities Held for Sale (Tables)	6 Months Ended
Jun. 30, 2021
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of financial performance relating to discontinued operations
At 30 June 2021, the CIB business met the requirements for presentation as discontinued operations. The financial performance and cash flow information relating to the discontinued operations were as follows:

	Half year to	Half year to
	30 June 2021	30 June 2020
	£m	£m
Net interest income	24	25
Net fee and commission income	27	22
Total operating income	51	47
Operating expenses before credit impairment losses, provisions and charges	(22)	(33)
Credit impairment losses	7	(12)
Provisions for other liabilities and charges	(3)	(4)
Total operating credit impairment losses, provisions and charges	4	(16)
Profit/(loss) from discontinued operations before tax	33	(2)
Tax on profit/(loss) from discontinued operations	(9)	1
Profit/(loss) from discontinued operations after tax	24	(1)

Disclosure of Assets and Liabilities Classified as Held for Sale
At 30 June 2021, the assets and liabilities held for sale comprised of:

	Net assets/liabilities held for sale
	CIB business transfer to SLB	Sale of residential mortgages	Total
	£m	£m	£m
Assets
Derivative financial instruments	143	—	143
Other financial assets at fair value through profit or loss	16	—	16
Loans and advances to customers	1,878	608	2,486
Total assets held for sale	2,037	608	2,645
Liabilities
Derivative financial instruments	95	—	95
Other financial liabilities at fair value through profit or loss	27	—	27
Deposits by customers	3,769	—	3,769
Deposits by banks	21	—	21
Total liabilities held for sale	3,912	—	3,912